Laura E. Flores

+1.202.373.6101

laura.flores@morganlewis.com

February 27, 2023

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Penn Series Funds, Inc. (File Nos. 002-77284 and 811-03459) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 96 to the Company’s Registration Statement on Form N-1A (Amendment No. 76 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940), together with all Exhibits thereto (the “Amendment”). The purpose of the Amendment is to reflect (i) a revised investment objective and principal investment strategy and related changes for the Large Growth Stock Fund, (ii) a revised investment objective and principal investment strategy and related changes for the Large Core Growth Fund, and (iii) a revised principal investment strategy and related changes for the Flexibly Managed Fund.

Please contact me at 202.373.6101 with any questions or comments.

Very truly yours,

/s/ Laura E. Flores
Laura E. Flores

Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001